The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation	12 Months Ended
Dec. 31, 2022
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation

2.The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization

These consolidated financial statements were authorized for issuance by the Board of Directors on March 29, 2023.